SHARE BASED COMPENSATION - Share Options (Details)	1 Months Ended		12 Months Ended
	Oct. 31, 2021 $ / shares shares	Oct. 31, 2021 ¥ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares
SHARE BASED COMPENSATION
Exercise price			$ 0.48
Number of Options
Granted | shares			6,816,417
Forfeited | shares			(267,350)
Outstanding at the end | shares			6,549,067
Options vested and exercisable at the end | shares			3,749,591
Weighted Average Exercise Price
Granted (in dollars per share)			$ 0.48
Forfeited (in dollars per share)			0.87
Outstanding at the end (in dollars per share)			0.46
Options vested and exercisable at the end (in dollars per share)			$ 0.03
Weighted Average Remaining Contract Life Years
Granted (in years)			4 years 4 months 6 days
Outstanding at the end (in years)			4 years 4 months 6 days
Options vested and exercisable at the end (in years)			3 years 11 months 12 days
Weighted Average Grant Date Fair Value
Granted (in dollars per share)			$ 0.32
Outstanding at the end (in dollars per share)			0.32
Options vested and exercisable at the end (in dollars per share)			$ 0.42
Aggregate Intrinsic Value
Outstanding at the end | $			$ 31,620,241
Options vested and exercisable at the end | $			$ 19,714,484
Management and employees
SHARE BASED COMPENSATION
Number of shares granted | shares	6,816,417	6,816,417	6,816,417
Threshold period for exercise from the date of resignation	30 days	30 days
Management and employees | Minimum
SHARE BASED COMPENSATION
Award requisite service period	2 years	2 years
Exercise price | (per share)	$ 0	¥ 0.0001
Expiration period	4 years	4 years
Weighted Average Exercise Price
Granted (in dollars per share) | (per share)	$ 0	¥ 0.0001
Management and employees | Maximum
SHARE BASED COMPENSATION
Award requisite service period	4 years	4 years
Exercise price | (per share)	$ 1.49	¥ 10
Expiration period	6 years	6 years
Weighted Average Exercise Price
Granted (in dollars per share) | (per share)	$ 1.49	¥ 10
2021 Share Option Plan
Aggregate Intrinsic Value
Share-based compensation expense | $			$ 6,657,140